Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	5,600	5,600
Preferred stock, liquidation preference (in Dollars per share)	$ 140,000	$ 140,000
Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	200,000,000	200,000,000
Common stock, shares issued (in Shares)	129,385,707	92,141,492
Common stock, shares held in Treasury (in Shares)	11,760,763	11,694,720
Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	15,351,601	15,252,212
Common stock, shares held in Treasury (in Shares)	691,748	691,748